Shareholder Report, Holdings (Details)	Sep. 30, 2025
Formidable ETF [Member] | Flux Power Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.22%
Formidable ETF [Member] | Acacia Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.74%
Formidable ETF [Member] | US Treasury Bill 2/12/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
Formidable ETF [Member] | Royalty Pharma Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Formidable ETF [Member] | US Treasury Bill 12/16/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%
Formidable ETF [Member] | Brookfield Infrastructure Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Formidable ETF [Member] | Corcept Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
Formidable ETF [Member] | US Treasury Bill 10/9/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
Formidable ETF [Member] | Alliance Resource Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
Formidable ETF [Member] | Genpact Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
Formidable ETF [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%
Formidable ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.34%
Formidable ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Formidable ETF [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%
Formidable ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.87%
Formidable ETF [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.58%
Formidable ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.88%
Formidable ETF [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.17%
Formidable ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.78%
Formidable ETF [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
Formidable ETF [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Formidable ETF [Member] | Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Formidable Fortress ETF [Member] | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%
Formidable Fortress ETF [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
Formidable Fortress ETF [Member] | Interactive Brokers Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
Formidable Fortress ETF [Member] | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
Formidable Fortress ETF [Member] | Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
Formidable Fortress ETF [Member] | United Therapeutics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
Formidable Fortress ETF [Member] | Fastenal Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
Formidable Fortress ETF [Member] | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
Formidable Fortress ETF [Member] | Snap-on, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%
Formidable Fortress ETF [Member] | S&P 500 Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%
Formidable Fortress ETF [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.88%
Formidable Fortress ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%
Formidable Fortress ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Formidable Fortress ETF [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
Formidable Fortress ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.93%
Formidable Fortress ETF [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.78%
Formidable Fortress ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Formidable Fortress ETF [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.06%
Formidable Fortress ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
Formidable Fortress ETF [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%